General information	6 Months Ended
Jun. 30, 2026
General Information About Financial Statements [Abstract]
General information	General information
These unaudited condensed consolidated interim financial statements (“interim financial statements”) as at and for the three and six months ended June 30, 2026 comprise the results and financial position of Nomad Foods Limited and its subsidiaries (together referred to as the “Company” or “Nomad”). Nomad (NYSE: NOMD) is Europe's leading frozen foods company. Nomad's portfolio of iconic brands, which includes Birds Eye, Findus, iglo, Ledo and Frikom, have been a part of consumers’ meals for generations, standing for great tasting food that is convenient, high quality and nutritious. Nomad was incorporated in the British Virgin Islands on April 1, 2014. The address of Nomad’s registered office is Kingston Chambers, P.O. Box 173, Road Town, Tortola, British Virgin Islands. Nomad is headquartered in the United Kingdom and the Company is domiciled for tax purposes in the United Kingdom. Additional information may be found at www.nomadfoods.com.
The Company’s sales and working capital levels have historically been affected to a limited extent by seasonality. In general, sales volumes for savory frozen food are slightly higher in cold or winter months, partly because there are fewer fresh alternatives available for vegetables and because our customers typically allocate more freezer space to the ice cream segment in summer or hotter months. The one exception is our ice cream business, which follows a different seasonality pattern with stronger performance through the summer months. In addition, variable production costs, including costs for seasonal staff, and working capital requirements associated with the keeping of inventories, vary depending on the harvesting and buying periods of seasonal raw materials, in particular vegetable crops. For example, inventory (and therefore net working capital) levels typically peak in August to September just after the pea harvest and as a result, more working capital is required during those months. If seasonal fluctuations are greater than anticipated, for example, as a result of higher than normal temperatures during summer in Northern Europe, our business, financial condition and results of operations could be adversely affected.